Advances to Suppliers and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2018
Advances to Suppliers and Other Current Assets, Net [Abstract]
Schedule of advances to suppliers and other current assets

	December 31, 2018	December 31, 2017
VAT-input	$447,766	$651,056
Deposits	1,668,907	253,828
Prepaid expense	368,586	63,686
Others	156,623	76,067
Total other current assets	2,641,882	1,044,637
Advances to suppliers	2,322,685	1,840,873
Total	4,964,567	2,885,510
Less: allowance for doubtful accounts	(60,277)	-
Advances to suppliers and other current assets, net	$4,904,290	$2,885,510